Offerings	Jun. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock $0.001 par value per share, to be issued under the Urban One 2026 Equity and Performance Incentive Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	5.97
Maximum Aggregate Offering Price	$ 5,970,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 824.46
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such additional shares of Class A and/or Class D Common Stock that become available under the foregoing plans in connection with changes in the number of outstanding shares of Class A and/or Class D Common Stock because of events such as recapitalizations, stock dividends, stock splits and reverse stock splits, and any other securities with respect to which the outstanding shares are converted or exchanged.Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The maximum price per Security and the maximum offering price are based on the average of $6.20 (high) and $5.74 (low) sale price of the Registrant's Class A Common Stock as reported on the NASDAQ Stock Market on June 15, 2026, which date is within five business days prior to filing this registration statement. The maximum price per Security and the maximum offering price are based on the average of $4.99 (high) and $4.64 (low) sale price of the Registrant's Class D Common Stock as reported on the NASDAQ Stock Market on June 15, 2026, which date is within five business days prior to filing this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class D Common Stock $0.001 par value per share, to be issued under the Urban One 2026 Equity and Performance Incentive Plan
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	4.82
Maximum Aggregate Offering Price	$ 4,820,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 665.64
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such additional shares of Class A and/or Class D Common Stock that become available under the foregoing plans in connection with changes in the number of outstanding shares of Class A and/or Class D Common Stock because of events such as recapitalizations, stock dividends, stock splits and reverse stock splits, and any other securities with respect to which the outstanding shares are converted or exchanged.Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The maximum price per Security and the maximum offering price are based on the average of $6.20 (high) and $5.74 (low) sale price of the Registrant's Class A Common Stock as reported on the NASDAQ Stock Market on June 15, 2026, which date is within five business days prior to filing this registration statement. The maximum price per Security and the maximum offering price are based on the average of $4.99 (high) and $4.64 (low) sale price of the Registrant's Class D Common Stock as reported on the NASDAQ Stock Market on June 15, 2026, which date is within five business days prior to filing this registration statement.